Stockholders' Equity (Detail) - shares	Jun. 30, 2016	Dec. 31, 2015
Shares Of Common Stock Reserved For Future Issuance [Line Items]
Options to purchase common stock	209,772	369,887
Shares reserved for issuance	4,832,822	620,885
Warrants
Shares Of Common Stock Reserved For Future Issuance [Line Items]
Shares reserved for issuance	2,344,023	179,567
2014 Stock Plan
Shares Of Common Stock Reserved For Future Issuance [Line Items]
Shares reserved for issuance	425,992	71,431
Series C Convertible Preferred Stock [Member]
Shares Of Common Stock Reserved For Future Issuance [Line Items]
Convertible notes payable	1,666,668
Series D Convertible Preferred Stock [Member]
Shares Of Common Stock Reserved For Future Issuance [Line Items]
Convertible notes payable	186,367